SHARE-BASED PAYMENTS - Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Options Granted (Details) - Options and Warrants	Jun. 30, 2026	Dec. 31, 2025
Exercise price, USD
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	2.47	12.35
Share price, USD
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	2.47	12.35
Risk free interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.0421	0.0399
Estimated volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.70	0.45
Expected option term, years
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	4.00	4.00